Subsequent Events - Narrative (Details) - USD ($)			1 Months Ended
	Jan. 22, 2018	Jan. 01, 2018	Sep. 30, 2017	Jan. 31, 2018	Jan. 25, 2018	Dec. 31, 2017	Apr. 30, 2017	Mar. 16, 2017	Mar. 13, 2017
Subsequent Event [Line Items]
Principal Issuances						$ 1,500,000,000		$ 1,500,000,000
Affiliated Entity | Deutsche Telekom AG
Subsequent Event [Line Items]
Principal Issuances						1,000,000,000
Senior Notes
Subsequent Event [Line Items]
Redemption of aggregate principal amount						8,250,000,000
Senior Notes | Affiliated Entity | Deutsche Telekom AG
Subsequent Event [Line Items]
Principal Issuances						$ 4,000,000,000	$ 3,000,000,000		$ 3,500,000,000
6.125% Senior Notes due 2022
Subsequent Event [Line Items]
Interest rate, stated percentage						6.125%
Iowa Wireless
Subsequent Event [Line Items]
Unconsolidated subsidiary ownership percentage			54.00%
Purchase price of unconsolidated subsidiary			$ 25,000,000
Subsequent Event | 6.125% Senior Notes due 2022 | Senior Notes
Subsequent Event [Line Items]
Redemption of aggregate principal amount				$ 1,000,000,000
Interest rate, stated percentage				6.125%
Subsequent Event | 4.500% Senior Notes due 2026 | Issuer
Subsequent Event [Line Items]
Interest rate, stated percentage				4.50%	4.50%
Principal Issuances				$ 1,000,000,000	$ 1,000,000,000
Subsequent Event | 4.500% Senior Notes due 2026 | Affiliated Entity | Issuer
Subsequent Event [Line Items]
Interest rate, stated percentage	4.50%
Principal Issuances	$ 1,000,000,000
Subsequent Event | 4.500% Senior Notes due 2026 | Senior Notes | Affiliated Entity | Deutsche Telekom AG
Subsequent Event [Line Items]
Interest rate, stated percentage				4.50%
Principal Issuances				$ 1,000,000,000
Subsequent Event | 4.750% Senior Notes due 2028 | Issuer
Subsequent Event [Line Items]
Interest rate, stated percentage				4.75%	4.75%
Principal Issuances				$ 1,500,000,000	$ 1,500,000,000
Subsequent Event | 4.750% Senior Notes due 2028 | Affiliated Entity | Issuer
Subsequent Event [Line Items]
Interest rate, stated percentage	4.75%
Principal Issuances	$ 1,500,000,000
Subsequent Event | 4.750% Senior Notes due 2028 | Senior Notes | Affiliated Entity | Deutsche Telekom AG
Subsequent Event [Line Items]
Interest rate, stated percentage				4.75%
Principal Issuances				$ 1,500,000,000
Subsequent Event | Iowa Wireless
Subsequent Event [Line Items]
Unconsolidated subsidiary ownership percentage		54.00%
Purchase price of unconsolidated subsidiary		$ 25,000,000
Subsequent Event | Layer3 TV
Subsequent Event [Line Items]
Purchase price of wholly-owned consolidated subsidiary	$ 325,000,000